SCHEDULE III - Real Estate Assets and Accumulated Depreciation - 6 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 578,096
Land	901,859
Buildings Improvements	2,533,704
Total Adjustment to Basis	(63,637)
Gross Amount at Which Carried	3,371,926	$ 2,530,311	$ 4,444,041	$ 4,564,592
Accumulated Depreciation	298,364	$ 243,122	$ 385,245	$ 334,476
United Oil: | Santa Ana, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,629
Buildings Improvements	1,767
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,396
Accumulated Depreciation	2
United Oil: | Santa Clarita, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,787
Buildings Improvements	733
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,520
Accumulated Depreciation	116
United Oil: | Sun City, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,136
Buildings Improvements	1,421
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,557
Accumulated Depreciation	224
United Oil: | Vista, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,063
Buildings Improvements	334
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,397
Accumulated Depreciation	53
United Oil: | Vista (Vista), CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,028
Buildings Improvements	418
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,446
Accumulated Depreciation	66
United Oil: | Whittier, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,629
Buildings Improvements	985
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,614
Accumulated Depreciation	156
University Marketplace: | Marion, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	850
Buildings Improvements	6,722
Total Adjustment to Basis	121
Gross Amount at Which Carried	7,693
Accumulated Depreciation	1,831
Urban Air Adventure Park: | Waukesha, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	3,408
Buildings Improvements	12,918
Total Adjustment to Basis	666
Gross Amount at Which Carried	16,992
Accumulated Depreciation	2,057
Vacant: | Appleton, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	895
Buildings Improvements	1,026
Total Adjustment to Basis	(1,194)
Gross Amount at Which Carried	727
Accumulated Depreciation	9
Vacant: | Cherokee, IA
Real Estate and Accumulated Depreciation [Line Items]
Land	217
Buildings Improvements	3,326
Total Adjustment to Basis	(2,654)
Gross Amount at Which Carried	889
Accumulated Depreciation	11
Vacant: | Cokato, MN
Real Estate and Accumulated Depreciation [Line Items]
Land	358
Buildings Improvements	3,229
Total Adjustment to Basis	(2,280)
Gross Amount at Which Carried	1,307
Accumulated Depreciation	8
Vacant: | Danville, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	274
Buildings Improvements	1,514
Total Adjustment to Basis	(1,062)
Gross Amount at Which Carried	726
Accumulated Depreciation	36
Vacant: | Dickson City, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,113
Buildings Improvements	7,946
Total Adjustment to Basis	(7,817)
Gross Amount at Which Carried	1,242
Accumulated Depreciation	221
Vacant: | Eldersburg, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	557
Buildings Improvements	876
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,433
Accumulated Depreciation	102
Vacant: | Lancaster, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,203
Buildings Improvements	1,620
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,823
Accumulated Depreciation	361
Vacant: | Nampa, ID
Real Estate and Accumulated Depreciation [Line Items]
Land	449
Buildings Improvements	2,213
Total Adjustment to Basis	(1,482)
Gross Amount at Which Carried	1,180
Accumulated Depreciation	36
Vacant: | Raleigh, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	329
Buildings Improvements	556
Total Adjustment to Basis	0
Gross Amount at Which Carried	885
Accumulated Depreciation	1
Vacant: | Sanford, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,031
Buildings Improvements	1,807
Total Adjustment to Basis	(1,861)
Gross Amount at Which Carried	977
Accumulated Depreciation	14
Vacant: | Troy, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	992
Buildings Improvements	1,577
Total Adjustment to Basis	(1,383)
Gross Amount at Which Carried	1,186
Accumulated Depreciation	88
Vacant: | Valentine, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	395
Buildings Improvements	3,549
Total Adjustment to Basis	(2,403)
Gross Amount at Which Carried	1,541
Accumulated Depreciation	57
Vacant: | Walker, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	900
Buildings Improvements	3,909
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,809
Accumulated Depreciation	657
Ventura Place: | Albuquerque, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	5,203
Buildings Improvements	7,998
Total Adjustment to Basis	(5,050)
Gross Amount at Which Carried	8,151
Accumulated Depreciation	196
Vitamin Shoppe: | Taylor, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	631
Buildings Improvements	767
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,398
Accumulated Depreciation	1
Wal-Mart: | Anderson, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,424
Buildings Improvements	9,719
Total Adjustment to Basis	0
Gross Amount at Which Carried	12,143
Accumulated Depreciation	1,251
Wal-Mart: | Florence, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,013
Buildings Improvements	9,225
Total Adjustment to Basis	0
Gross Amount at Which Carried	11,238
Accumulated Depreciation	1,182
Wal-Mart: | Perry, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,270
Buildings Improvements	11,053
Total Adjustment to Basis	0
Gross Amount at Which Carried	13,323
Accumulated Depreciation	2,364
Wal-Mart: | Summerville, SC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,300
Land	2,410
Buildings Improvements	2,098
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,508
Accumulated Depreciation	309
Wal-Mart: | Tallahassee, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	14,823
Buildings Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried	14,823
Accumulated Depreciation	0
Wal-Mart: | York, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,913
Buildings Improvements	11,410
Total Adjustment to Basis	0
Gross Amount at Which Carried	13,323
Accumulated Depreciation	2,425
Walgreens: | Danville, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	989
Buildings Improvements	4,547
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,536
Accumulated Depreciation	979
Walgreens: | Austintown, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	637
Buildings Improvements	4,173
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,810
Accumulated Depreciation	779
Walgreens: | Baton Rouge, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,015
Buildings Improvements	4,671
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,686
Accumulated Depreciation	6
Walgreens: | Chicopee, MA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,094
Buildings Improvements	4,945
Total Adjustment to Basis	0
Gross Amount at Which Carried	7,039
Accumulated Depreciation	772
Walgreens: | Clinton, MI
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,209
Land	1,977
Buildings Improvements	4,232
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,209
Accumulated Depreciation	5
Walgreens: | Connelly Springs, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,349
Buildings Improvements	3,628
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,977
Accumulated Depreciation	694
Walgreens: | Dearborn Heights, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	2,236
Buildings Improvements	3,411
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,647
Accumulated Depreciation	657
Walgreens: | East Chicago, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	331
Buildings Improvements	5,242
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,573
Accumulated Depreciation	839
Walgreens: | Fort Madison, IA
Real Estate and Accumulated Depreciation [Line Items]
Land	514
Buildings Improvements	3,723
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,237
Accumulated Depreciation	700
Walgreens: | Greenville, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	542
Buildings Improvements	4,063
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,605
Accumulated Depreciation	5
Walgreens: | Harrison, AR
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,750
Land	1,237
Buildings Improvements	5,424
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,661
Accumulated Depreciation	6
Walgreens: | Hickory, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,100
Buildings Improvements	4,241
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,341
Accumulated Depreciation	867
Walgreens: | Huntsville, AL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,273
Land	1,931
Buildings Improvements	2,457
Total Adjustment to Basis	97
Gross Amount at Which Carried	4,485
Accumulated Depreciation	533
Walgreens: | Indianapolis, IN
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,602
Land	1,212
Buildings Improvements	5,484
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,696
Accumulated Depreciation	6
Walgreens: | Kannapolis, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,480
Buildings Improvements	5,031
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,511
Accumulated Depreciation	976
Walgreens: | Kilgore, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	821
Buildings Improvements	5,601
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,422
Accumulated Depreciation	6
Walgreens: | Kokomo, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	0
Buildings Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried	0
Accumulated Depreciation	0
Walgreens: | Las Vegas, NV
Real Estate and Accumulated Depreciation [Line Items]
Land	2,325
Buildings Improvements	3,262
Total Adjustment to Basis	70
Gross Amount at Which Carried	5,657
Accumulated Depreciation	622
Walgreens: | Lawton, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	860
Buildings Improvements	2,539
Total Adjustment to Basis	106
Gross Amount at Which Carried	3,505
Accumulated Depreciation	494
Walgreens: | Lees Summit, MO
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,184
Land	1,205
Buildings Improvements	4,884
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,089
Accumulated Depreciation	6
Walgreens: | Little Rock, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	548
Buildings Improvements	4,676
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,224
Accumulated Depreciation	768
Walgreens: | Lubbock, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	565
Buildings Improvements	3,257
Total Adjustment to Basis	103
Gross Amount at Which Carried	3,925
Accumulated Depreciation	689
Walgreens: | Lubbock, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	531
Buildings Improvements	2,951
Total Adjustment to Basis	102
Gross Amount at Which Carried	3,584
Accumulated Depreciation	620
Walgreens: | Metropolis, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	284
Buildings Improvements	4,991
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,275
Accumulated Depreciation	798
Walgreens: | Mobile, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,603
Buildings Improvements	3,161
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,764
Accumulated Depreciation	591
Walgreens: | Pine Bluff, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	248
Buildings Improvements	5,229
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,477
Accumulated Depreciation	982
Walgreens: | Richmond, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	965
Buildings Improvements	4,685
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,650
Accumulated Depreciation	5
Walgreens: | Sacramento, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	324
Buildings Improvements	2,669
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,993
Accumulated Depreciation	458
Walgreens: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,417
Buildings Improvements	7,932
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,349
Accumulated Depreciation	9
Walgreens: | Siloam Springs, AR
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,839
Land	936
Buildings Improvements	4,367
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,303
Accumulated Depreciation	5
Walgreens: | Slidell, LA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,027
Land	757
Buildings Improvements	3,557
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,314
Accumulated Depreciation	4
Walgreens: | Springfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	830
Buildings Improvements	3,619
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,449
Accumulated Depreciation	803
Walgreens: | Suffolk, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,261
Buildings Improvements	3,461
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,722
Accumulated Depreciation	807
Walgreens: | Sun City, AZ
Real Estate and Accumulated Depreciation [Line Items]
Land	837
Buildings Improvements	2,484
Total Adjustment to Basis	245
Gross Amount at Which Carried	3,566
Accumulated Depreciation	455
Walgreens: | Tarboro, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	755
Buildings Improvements	3,634
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,389
Accumulated Depreciation	594
Walgreens: | Whiteville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	829
Buildings Improvements	4,090
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,919
Accumulated Depreciation	5
Walgreens/KeyBank: | Newburgh, NY
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,000
Land	3,280
Buildings Improvements	5,441
Total Adjustment to Basis	0
Gross Amount at Which Carried	8,721
Accumulated Depreciation	992
Wallace Commons: | Salisbury, NC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,590
Land	3,265
Buildings Improvements	8,058
Total Adjustment to Basis	0
Gross Amount at Which Carried	11,323
Accumulated Depreciation	1,674
Wallace Commons II: | Salisbury, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,231
Buildings Improvements	8,479
Total Adjustment to Basis	0
Gross Amount at Which Carried	10,710
Accumulated Depreciation	1,639
Waterford South Park: | Clarksville, IN
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,200
Land	2,946
Buildings Improvements	8,564
Total Adjustment to Basis	45
Gross Amount at Which Carried	11,555
Accumulated Depreciation	2,075
Wendy's: | Grafton, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	539
Buildings Improvements	894
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,433
Accumulated Depreciation	153
Wendy's: | Westminster, CO
Real Estate and Accumulated Depreciation [Line Items]
Land	596
Buildings Improvements	1,108
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,704
Accumulated Depreciation	189
Western Crossing: | Jacksonville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	3,382
Buildings Improvements	7,775
Total Adjustment to Basis	0
Gross Amount at Which Carried	11,157
Accumulated Depreciation	12
West Marine: | Chicago, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	4,442
Buildings Improvements	8,698
Total Adjustment to Basis	0
Gross Amount at Which Carried	13,140
Accumulated Depreciation	10
West Marine: | Panama City, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	676
Buildings Improvements	2,219
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,895
Accumulated Depreciation	399
West Marine: | Pensacola, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,107
Buildings Improvements	3,398
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,505
Accumulated Depreciation	595
Westover Market: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	2,705
Buildings Improvements	7,959
Total Adjustment to Basis	(6,264)
Gross Amount at Which Carried	4,400
Accumulated Depreciation	159
Winn-Dixie: | Amite, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,479
Buildings Improvements	1,691
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,170
Accumulated Depreciation	$ 4